CAPITAL LEASES (Tables)	6 Months Ended
Jun. 30, 2018
Leases, Capital [Abstract]
Schedule of Capital Lease Obligations [Table Text Block]

	June 30, 2018	December 31, 2017
Capital equipment lease dated April 5, 2018	$15,625	$-
Capital equipment lease dated May 8, 2018	17,850	-
Capital equipment lease dated June 27, 2018	25,739	-
Total capital leases payable	59,214	-
Less current portion	(19,110)	-
Long term portion	$40,104	$-

Schedule of Capital Leased Assets [Table Text Block]	The following summarizes the assets under capital leases:
	June 30, 2018	December 31, 2017
Classes of property
Computer equipment	60,668	-
Less: accumulated depreciation	(3,115)	-
	$57,553	$-

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following summarizes total future minimum lease payments at June 30, 2018:

Period ending December 31,
Six months ended December 31, 2018	$11,108
2019	22,066
2020	22,066
2021	9,474
Total minimum lease payments	64,714
Amount representing interest	5,500
Present value of minimum lease payments	59,214
Current portion of capital lease obligations	19,110
Capital lease obligation, less current portion	$40,104